Organization and Summary of Significant Accounting Policies (Details 15) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in warranty reserve
Balance, Beginning of Year	$ 3,856	$ 1,718	$ 221
Provision Charged to Expense	2,050	2,807	2,560
Payments	948	669	1,063
Balance, End of Year	$ 4,958	$ 3,856	$ 1,718